COMMITMENTS (Details) - USD ($)		9 Months Ended
	Sep. 15, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ordinary share, par value			$ 0.0001	$ 0.00001
Social Capital Member
Deferred underwriting fees (in dollars per share)		$ 0.35
Deferred Underwriting Fees		$ 14,490,000
Underwriting Discount, Percentage		10.00%
Refunds From Underwriting Discount		$ 720,000
Refunds from deferred underwriting discount		$ 1,449,000
Social Capital Member | Common Class A
Ordinary share, par value		$ 0.0001		0.0001
Social Capital Member | Common Class B
Ordinary share, par value		$ 0.0001		$ 0.0001
Social Capital Member | Merger Agreement
Base number of shares for determining consideration	5,000,000,000
Share price (per share)	$ 10.00
Social Capital Member | Merger Agreement | Warrants
Number of shares issued for each warrant	0.33
Social Capital Member | Merger Agreement | Cayman Units
Number of shares issued for each warrant	1
Social Capital Member | Merger Agreement | Common Class A
Conversion ratio upon merger	1
Ordinary share, par value	$ 0.0001
Social Capital Member | Merger Agreement | Common Class B
Conversion ratio upon merger	1
Ordinary share, par value	$ 0.0001